SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

Securities Act Registration No. 2-60951

Investment Company Act Registration No. 811-2815

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 58 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 59 ☒

COPLEY FUND, INC.

(Exact Name of Registrant as Specified in Charter)

5348 Vegas Drive

Las Vegas, NV 89108

(Address of Registrant’s Principal Executive Offices (Zip Code)

Registrant’s Telephone Number, including Area Code (508) 674-8459

Registered Agent, Inc.

769 Basque Way, Suite 300

Carson City, NV 09706

(Name and Address of Agent for Service)

Copy to:

David I. Faust, Esq.

Gallet Dreyer & Berkey, LLP

845 Third Avenue

New York, NY 10022

(212) 935-3131

Approximate Date of Proposed Public Offering: As soon as practicable after this Amendment becomes effective.

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Notice required by Rule 24f-2 was filed with the Commission on June 1, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the town of La Plata, in the State of Maryland, on July 22, 2021.

COPLEY FUND, INC.

By: /s/ Roy G. Hale
Roy Hale, President, Treasurer, Chief Financial and Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE

/s/ Roy G. Hale	President, Chief
Roy Hale	Financial and Accounting
Officer

/s/ Roy G. Hale	Director
Roy C. Hale

/s/ David I. Faust	Director and Secretary
David I. Faust, Esq.

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE